Basis of accounting (Tables)	6 Months Ended
Jun. 30, 2023
Foreign Exchange Rates [Line Items]
Currency translation rates

Closing exchange rate Average rate
1
As of For the quarter ended Year-to-date
30.6.23 31.3.23 31.12.22 30.6.22 30.6.23 31.3.23 30.6.22 30.6.23 30.6.22
1 CHF 1.12 1.09 1.08 1.05 1.11 1.08 1.04 1.11 1.06
1 EUR 1.09 1.08 1.07 1.05 1.09 1.08 1.06 1.09 1.09
1 GBP 1.27 1.23 1.21 1.22 1.27 1.22 1.25 1.24 1.29
100 JPY 0.69 0.75 0.76 0.74 0.71 0.75 0.76 0.73 0.80
1 Monthly income statement items of operations with a functional currency other than the US dollar are translated into US dollars using month-end rates.

Disclosed average rates for a quarter represent an average of three month-end rates, weighted according to the income and expense volumes of all operations of the Group with the same functional currency for each month. Accordingly, the weighted average rates for the second quarter of 2023 and year-to-date June 2023 consider income and expenses from Credit Suisse’s operations generated

since its acquisition by UBS. Weighted average

rates for individual business divisions may deviate
from the weighted average rates for the Group.